Submission	Sep. 25, 2025
Submission [Line Items]
Central Index Key	0002031750
Registrant Name	Ares Core Infrastructure Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A